Financial Instruments - Maturities of Undiscounted Cash Flows for Financial Liabilities and Off Balance Sheet Commitments (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Other financial liabilities at fair value through profit or loss	£ 1,434	£ 1,713
Deposits by customers	195,135	181,883
Deposits by banks	20,958	14,353
Repurchase agreements - non trading	15,848	18,286
Debt securities in issue	35,566	41,129
Subordinated liabilities	2,556	3,528
Lease liabilities	97	137
Undiscounted Cash Flow
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Derivative financial instruments	1,632	1,495
Other financial liabilities at fair value through profit or loss	1,437	1,796
Deposits by customers	195,563	182,655
Deposits by banks	21,360	14,519
Repurchase agreements - non trading	15,850	18,308
Debt securities in issue	36,513	42,828
Subordinated liabilities	4,061	5,870
Lease liabilities	109	155
Total financial liabilities	276,525	267,626
Off-balance sheet commitments given(1)	43,160	41,595
Undiscounted Cash Flow | On Demand
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Derivative financial instruments	0	9
Other financial liabilities at fair value through profit or loss	0	1
Deposits by customers	176,911	160,833
Deposits by banks	2,410	2,711
Repurchase agreements - non trading	0	6
Debt securities in issue	0	0
Subordinated liabilities	0	0
Lease liabilities	0	0
Total financial liabilities	179,321	163,560
Off-balance sheet commitments given(1)	21,054	20,158
Undiscounted Cash Flow | Not Later Than Three Months
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Derivative financial instruments	279	243
Other financial liabilities at fair value through profit or loss	1	6
Deposits by customers	3,443	2,531
Deposits by banks	1,912	486
Repurchase agreements - non trading	15,350	15,878
Debt securities in issue	4,993	7,129
Subordinated liabilities	30	239
Lease liabilities	0	0
Total financial liabilities	26,008	26,512
Off-balance sheet commitments given(1)	4,493	2,927
Undiscounted Cash Flow | Later Than Three Months and Not Later Than One Year
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Derivative financial instruments	133	293
Other financial liabilities at fair value through profit or loss	107	203
Deposits by customers	5,453	6,476
Deposits by banks	2,596	4,764
Repurchase agreements - non trading	500	1,578
Debt securities in issue	9,897	8,702
Subordinated liabilities	92	131
Lease liabilities	17	45
Total financial liabilities	18,795	22,192
Off-balance sheet commitments given(1)	4,974	5,742
Undiscounted Cash Flow | Later Than One Year and Not Later Than Five Years
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Derivative financial instruments	582	418
Other financial liabilities at fair value through profit or loss	570	617
Deposits by customers	7,483	9,770
Deposits by banks	14,230	6,338
Repurchase agreements - non trading	0	846
Debt securities in issue	14,083	18,100
Subordinated liabilities	1,515	1,539
Lease liabilities	56	58
Total financial liabilities	38,519	37,686
Off-balance sheet commitments given(1)	11,493	11,490
Undiscounted Cash Flow | >5 years
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Derivative financial instruments	638	532
Other financial liabilities at fair value through profit or loss	759	969
Deposits by customers	2,273	3,045
Deposits by banks	212	220
Repurchase agreements - non trading	0	0
Debt securities in issue	7,540	8,897
Subordinated liabilities	2,424	3,961
Lease liabilities	36	52
Total financial liabilities	13,882	17,676
Off-balance sheet commitments given(1)	£ 1,146	£ 1,278